Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Goodwill
Goodwill, balance at the beginning of period	¥ 4,241,541
Balance at December 31, 2019 and 2020	4,241,541	$ 650,045
Express delivery services
Goodwill
Goodwill, balance at the beginning of period	4,157,111
Balance at December 31, 2019 and 2020	4,157,111
Freight forwarding services
Goodwill
Goodwill, balance at the beginning of period	84,430
Balance at December 31, 2019 and 2020	¥ 84,430